Fair Value Measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill	$ 1,547,397	$ 1,541,574